Appendix IV: Financial Instruments - Summary (Details) € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 41,995
EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 33,562
Spread (as a percent)	(0.06697%)
Interest rate (as a percent)	2.96528%
CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (67)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,905
Spread (as a percent)	0.00%
Interest rate (as a percent)	2.46545%
CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 325
Spread (as a percent)	0.52155%
Interest rate (as a percent)	(11.59713%)
UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 28
Spread (as a percent)	0.00%
Interest rate (as a percent)	(0.00846%)
ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (66)
Spread (as a percent)	0.00%
Interest rate (as a percent)	32.33117%
BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,614
Spread (as a percent)	(0.0105%)
Interest rate (as a percent)	3.97497%
CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 838
Spread (as a percent)	0.04559%
Interest rate (as a percent)	3.8665%
UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 888
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.64115%
VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 92
Spread (as a percent)	3.23647%
Interest rate (as a percent)	0.00%
COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 949
Spread (as a percent)	7.22891%
Interest rate (as a percent)	5.4039%
VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (3)
Spread (as a percent)	0.00%
Interest rate (as a percent)	(2.52177%)
MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (70)
Spread (as a percent)	(0.00739%)
Interest rate (as a percent)	4.08504%
JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 11,174
Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	10,987
Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	214
Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	883
Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(831)
Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	384
Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	92
Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(13)
Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(542)
Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	30,704
Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	22,575
Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(67)
Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,574
Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(558)
Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	28
Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(66)
Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,445
Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	454
Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	888
Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	962
Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3)
Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	472
Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	117
Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	117
Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	42,641
Fair value | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 33,950
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (67)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 3,956
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 397
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 19
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (58)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 1,638
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 828
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 917
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 92
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 997
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (2)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (18)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (8)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 10,973
Fair value | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	11,035
Fair value | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	213
Fair value | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	214
Fair value | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(817)
Fair value | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	378
Fair value | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	92
Fair value | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	28
Fair value | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(170)
Fair value | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	31,489
Fair value | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	22,915
Fair value | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(67)
Fair value | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	3,626
Fair value | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	183
Fair value | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	19
Fair value | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(58)
Fair value | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	2,455
Fair value | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	450
Fair value | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	917
Fair value | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	969
Fair value | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(2)
Fair value | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	152
Fair value | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(8)
Fair value | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	117
Fair value | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	117
Fair value | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Underlying debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	44,589
Fair value | Underlying debt | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 21,898
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 1
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 2,022
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 369
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 20,104
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (15)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (58)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (250)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (427)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 256
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 635
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 92
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 47
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (2)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (75)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (8)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 1,647
Fair value | Underlying debt | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	1,266
Fair value | Underlying debt | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(1)
Fair value | Underlying debt | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	410
Fair value | Underlying debt | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(752)
Fair value | Underlying debt | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	256
Fair value | Underlying debt | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	92
Fair value | Underlying debt | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	28
Fair value | Underlying debt | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	348
Fair value | Underlying debt | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	42,825
Fair value | Underlying debt | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	20,632
Fair value | Underlying debt | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	1
Fair value | Underlying debt | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	1,906
Fair value | Underlying debt | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	369
Fair value | Underlying debt | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	19,694
Fair value | Underlying debt | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(15)
Fair value | Underlying debt | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(58)
Fair value | Underlying debt | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	502
Fair value | Underlying debt | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(427)
Fair value | Underlying debt | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	635
Fair value | Underlying debt | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	19
Fair value | Underlying debt | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(2)
Fair value | Underlying debt | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(423)
Fair value | Underlying debt | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(8)
Fair value | Underlying debt | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	117
Fair value | Underlying debt | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	117
Fair value | Underlying debt | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Derivative instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(1,948)
Fair value | Derivative instruments | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 12,052
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (68)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 1,934
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (369)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (19,707)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 34
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 1,888
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 1,255
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (256)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 282
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 950
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 57
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 9,326
Fair value | Derivative instruments | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	9,769
Fair value | Derivative instruments | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	214
Fair value | Derivative instruments | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(196)
Fair value | Derivative instruments | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(65)
Fair value | Derivative instruments | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	378
Fair value | Derivative instruments | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(256)
Fair value | Derivative instruments | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(518)
Fair value | Derivative instruments | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(11,336)
Fair value | Derivative instruments | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	2,283
Fair value | Derivative instruments | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(68)
Fair value | Derivative instruments | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	1,720
Fair value | Derivative instruments | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(369)
Fair value | Derivative instruments | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(19,511)
Fair value | Derivative instruments | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	34
Fair value | Derivative instruments | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	1,953
Fair value | Derivative instruments | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	877
Fair value | Derivative instruments | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	282
Fair value | Derivative instruments | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	950
Fair value | Derivative instruments | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	575
Fair value | Derivative instruments | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Option contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	62
Financial instruments, at fair value	62
2020 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (4,684)
Spread (as a percent)	(0.33513%)
Interest rate (as a percent)	(2.78712%)
2020 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (67)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,585
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.6145%
2020 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (491)
Spread (as a percent)	2.2187%
Interest rate (as a percent)	(1.41818%)
2020 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 28
Spread (as a percent)	0.00%
Interest rate (as a percent)	(0.00846%)
2020 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (74)
Spread (as a percent)	0.00%
Interest rate (as a percent)	33.69343%
2020 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 898
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.07618%
2020 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 96
Spread (as a percent)	(0.33741%)
Interest rate (as a percent)	4.23883%
2020 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 126
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.49395%
2020 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 819
Spread (as a percent)	1.59066%
Interest rate (as a percent)	5.14545%
2020 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (4)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00638%
2020 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 44
Spread (as a percent)	(0.02146%)
Interest rate (as a percent)	5.7723%
2020 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2020 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,672
2020 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(518)
2020 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	57
2020 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,218)
2020 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(21)
2020 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	28
2020 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(29)
2020 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(6,356)
2020 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(67)
2020 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,103
2020 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(548)
2020 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	28
2020 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(74)
2020 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,116
2020 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	117
2020 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	126
2020 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	791
2020 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(4)
2020 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	73
2020 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2020 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 6,878
Spread (as a percent)	(0.18114%)
Interest rate (as a percent)	1.98173%
2021 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 28
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.72403%
2021 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1,763)
Spread (as a percent)	(0.07735%)
Interest rate (as a percent)	344.56002%
2021 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 8
Spread (as a percent)	0.00%
Interest rate (as a percent)	45.537%
2021 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 424
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.68768%
2021 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 298
Spread (as a percent)	26.85972%
Interest rate (as a percent)	3.71748%
2021 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 52
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.45589%
2021 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 9
Spread (as a percent)	3.50%
Interest rate (as a percent)	0.00%
2021 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 36
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.75356%
2021 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1
Spread (as a percent)	0.00%
Interest rate (as a percent)	16.627%
2021 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 26
Spread (as a percent)	(0.10454%)
Interest rate (as a percent)	4.21605%
2021 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2021 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,097
2021 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	141
2021 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,770)
2021 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	192
2021 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3
2021 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	9
2021 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(30)
2021 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,781
2021 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(113)
2021 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7
2021 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	8
2021 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	232
2021 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	295
2021 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	52
2021 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	36
2021 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
2021 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	56
2021 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2021 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 4,222
Spread (as a percent)	(0.03088%)
Interest rate (as a percent)	1.49321%
2022 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 235
Spread (as a percent)	0.00%
Interest rate (as a percent)	(1.71276%)
2022 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 663
Spread (as a percent)	0.06863%
Interest rate (as a percent)	(184.98089%)
2022 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 223
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.82235%
2022 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 286
Spread (as a percent)	(0.80206%)
Interest rate (as a percent)	5.07456%
2022 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 64
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.4349%
2022 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (16)
Spread (as a percent)	(0.00411%)
Interest rate (as a percent)	3.69418%
2022 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2022 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,089
2022 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	493
2022 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	681
2022 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	221
2022 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	289
2022 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(63)
2022 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,133
2022 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(258)
2022 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(18)
2022 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2
2022 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3)
2022 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	64
2022 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	47
2022 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2022 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,185
Spread (as a percent)	0.04773%
Interest rate (as a percent)	2.66878%
2023 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 134
Spread (as a percent)	1.124%
Interest rate (as a percent)	0.00%
2023 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 161
Spread (as a percent)	1.45591%
Interest rate (as a percent)	3.78623%
2023 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 70
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.65625%
2023 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (19)
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.70858%
2023 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2023 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,987
2023 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(117)
2023 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	134
2023 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	113
2023 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(65)
2023 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,198
2023 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	48
2023 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	70
2023 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	46
2023 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	117
2023 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2023 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,939
Spread (as a percent)	0.217%
Interest rate (as a percent)	1.8254%
2024 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.11%
2024 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 69
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.80699%
2024 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 94
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.65%
2024 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (19)
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.70858%
2024 | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 519
2024 | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(255)
2024 | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(65)
2024 | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,420
2024 | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	255
2024 | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	69
2024 | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	94
2024 | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	46
2024 | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 22,022
Spread (as a percent)	0.08069%
Interest rate (as a percent)	1.61173%
Subsequent years | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,057
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.375%
Subsequent years | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,782
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 69
Spread (as a percent)	(0.34127%)
Interest rate (as a percent)	(0.08065%)
Subsequent years | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (3)
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.409%
Subsequent years | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 507
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.26647%
Subsequent years | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 83
Spread (as a percent)	3.20945%
Interest rate (as a percent)	0.00%
Subsequent years | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	3.39%
Interest rate (as a percent)	8.085%
Subsequent years | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (86)
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.70791%
Subsequent years | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,623
Subsequent years | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	470
Subsequent years | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,781
Subsequent years | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(26)
Subsequent years | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	83
Subsequent years | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(41)
Subsequent years | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(290)
Subsequent years | Floating rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	19,399
Subsequent years | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	587
Subsequent years | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
Subsequent years | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	95
Subsequent years | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3)
Subsequent years | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	507
Subsequent years | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	41
Subsequent years | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	204
Subsequent years | Fixed rate | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | ARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | MXN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | JPY
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0